Note 8 - Marketable Securities (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Statement Line Items [Line Items]
Purchase of financial assets measured at amortised cost, classified as investing activities		$ 1,300	$ (0)	$ 60
Financial assets at fair value through profit or loss		4,421	1,166
Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Purchase of financial assets measured at amortised cost, classified as investing activities		$ 1,300	$ 1,619
Financial assets, marketable securities [member] | Sirios Resources Inc [member]
Statement Line Items [Line Items]
Ownership interest, percentage	10.90%	9.90%
Purchase of financial assets measured at amortised cost, classified as investing activities	$ 1,300
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,392,372				1,514,000
Financial assets, marketable securities [member] | Ophir Gold Corp [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			3,500,000
Financial assets, marketable securities [member] | Metals Gold Corp [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			650,000
Financial assets at fair value through profit or loss			$ 0
Financial assets, marketable securities [member] | Benz Mining Corp [member]
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)			1,237,216